Trading Activities	12 Months Ended
Dec. 31, 2015
Brokers and Dealers [Abstract]
Trading Activities
6.	Trading Activities

The Partnerships’ objective is to profit from speculative trading in Futures Interests. Therefore, the trading advisors for each Partnership will take speculative positions in Futures Interests where they feel the best profit opportunities exist for their respective trading strategies. As such, the average number of contracts outstanding in absolute quantities (the total of the open long and open short positions) has been presented as a part of the volume disclosure, as position direction is not an indicative factor in such volume disclosures. With regard to foreign currency forward trades, each notional quantity amount has been converted to an equivalent contract based upon an industry convention.

As of December 31, 2015, 100% of Spectrum Currency’s/Cambridge Master Fund’s total investments are forward contracts which are off-exchange traded.

As of December 31, 2015, approximately 90.4% of Spectrum Select’s total investments are futures contracts which are exchange-traded while approximately 9.6% are forward contracts which are off-exchange traded.

As of December 31, 2015, 100% of Spectrum Strategic’s pro-rata share of investments held indirectly (through its investments in the Funds) are futures contracts which are exchange-traded.

As of December 31, 2015, approximately 60.7% of Spectrum Technical’s total investments (including its pro-rata share of the investments held indirectly through its investment in SECOR Master Fund) are futures contracts which are exchange-traded while approximately 39.3% are forward contracts which are off-exchange traded.

As of December 31, 2015 and 2014, Spectrum Strategic and Spectrum Currency held no futures and forward contracts; therefore, there were no net unrealized gains and losses on futures and forward contracts.

The following tables summarize the gross and net amounts recognized relating to assets and liabilities of Spectrum Select’s and Spectrum Technical’s derivatives and their offsetting subject to master netting or similar arrangements as of December 31, 2015 and 2014, respectively.

Spectrum Select

Offsetting of Derivative Assets and Liabilities as of December 31, 2015:

		Gross Amounts	Amounts		Gross Amounts not Offset in the
		Offset in the	Presented in the		Statements of Financial Condition
		Statements of	Statements of			Cash Collateral
	Gross Amounts	Financial	Financial		Financial	Received/
	Recognized	Condition	Condition		Instruments	Pledged**	Net Amount
Assets
Futures	$3,831,162	$(2,431,726)	$1,399,436	*	$-	$-	$1,399,436
Forwards	1,168,919	(1,125,088)	43,831	*	-	-	43,831

Total assets	$5,000,081	$(3,556,814)	$1,443,267		$-	$-	$1,443,267

Liabilities
Futures	$(2,431,726)	$2,431,726	$-		$-	$-	$-
Forwards	(1,125,088)	1,125,088	-		-	-	-

Total liabilities	$(3,556,814)	$3,556,814	$-		$-	$-	$-

Net fair value							$1,443,267	**

Offsetting of Derivative Assets and Liabilities as of December 31, 2014:

		Gross Amounts	Amounts		Gross Amounts not Offset in the
		Offset in the	Presented in the		Statements of Financial Condition
		Statements of	Statements of			Cash Collateral
	Gross Amounts	Financial	Financial		Financial	Received/
	Recognized	Condition	Condition		Instruments	Pledged**	Net Amount
Assets
Futures	$7,228,527	$(1,519,724)	$5,708,803	*	$-	$-	$5,708,803
Forwards	2,346,025	(1,592,346)	753,679	*	-	-	753,679

Total assets	$9,574,552	$(3,112,070)	$6,462,482		$-	$-	$6,462,482

Liabilities
Futures	$(1,519,724)	$1,519,724	$-		$-	$-	$-
Forwards	(1,592,346)	1,592,346	-		-	-	-

Total liabilities	$(3,112,070)	$3,112,070	$-		$-	$-	$-

Net fair value							$6,462,482	**

*	Included as a component of “Net unrealized gain (loss) on open contracts” in the Statements of Financial Condition.

**

In the event of default by Spectrum Select, MS&Co., Spectrum Select’s commodity futures broker and the sole counterparty to Spectrum Select’s off-exchange-traded contracts, as applicable, has the right to offset Spectrum Select’s obligation with Spectrum Select’s cash and/or U.S. Treasury bills held by MS&Co., thereby minimizing MS&Co.’s risk of loss. There is no collateral posted by MS&Co. and as such, in the event of default by MS&Co., Spectrum Select is exposed to the amount shown in the Statements of Financial Condition. In the case of exchange-traded contracts, Spectrum Select’s exposure to counterparty risk may be reduced since the exchange’s clearinghouse interposes its credit between buyer and seller and the clearinghouse’s guarantee fund may be available in the event of a default.

Spectrum Technical

Offsetting of Derivative Assets and Liabilities as of December 31, 2015:

		Gross Amounts	Amounts		Gross Amounts Not Offset in the
		Offset in the	Presented in the		Statements of Financial Condition
		Statements of	Statements of			Cash Collateral
	Gross Amounts	Financial	Financial		Financial	Received/
	Recognized	Condition	Condition		Instruments	Pledged**	Net Amount
Assets
Futures	$1,246,261	$(1,246,261)	$-		$-	$-	$-
Forwards	1,901,957	(1,901,957)	-		-	-	-

Total assets	$3,148,218	$(3,148,218)	$-		$-	$-	$-

Liabilities
Futures	$(1,548,907)	$1,246,261	$(302,646)	*	$-	$-	$(302,646)
Forwards	(1,988,889)	1,901,957	(86,932)	*	-	-	(86,932)

Total liabilities	$(3,537,796)	$3,148,218	$(389,578)		$-	$-	$(389,578)

Net fair value							$(389,578)	**

Offsetting of Derivative Assets and Liabilities as of December 31, 2014:

		Gross Amounts	Amounts		Gross Amounts Not Offset in the
		Offset in the	Presented in the		Statements of Financial Condition
		Statements of	Statements of			Cash Collateral
	Gross Amounts	Financial	Financial		Financial	Received/
	Recognized	Condition	Condition		Instruments	Pledged**	Net Amount
Assets
Futures	$4,533,559	$(797,767)	$3,735,792	*	$-	$-	$3,735,792
Forwards	2,011,895	(1,677,220)	334,675	*	-	-	334,675

Total assets	$6,545,454	$(2,474,987)	$4,070,467		$-	$-	$4,070,467

Liabilities
Futures	$(797,767)	$797,767	$-		$-	$-	$-
Forwards	(1,677,220)	1,677,220	-		-	-	-

Total liabilities	$(2,474,987)	$2,474,987	$-		$-	$-	$-

Net fair value							$4,070,467	**

*	Included as a component of “Net unrealized gain (loss) on open contracts” in the Statements of Financial Condition.

**

In the event of default by Spectrum Technical, MS&Co., Spectrum Technical’s commodity futures broker and the sole counterparty to Spectrum Technical’s off-exchange-traded contracts, as applicable, has the right to offset Spectrum Technical’s obligation with Spectrum Technical’s cash and/or U.S. Treasury bills held by MS&Co., thereby minimizing MS&Co.’s risk of loss. There is no collateral posted by MS&Co. and as such, in the event of default by MS&Co., Spectrum Technical is exposed to the amount shown in the Statements of Financial Condition. In the case of exchange-traded contracts, Spectrum Technical’s exposure to counterparty risk may be reduced since the exchange’s clearinghouse interposes its credit between buyer and seller and the clearinghouse’s guarantee fund may be available in the event of a default.

The effect of Trading Activities on Spectrum Select’s Statements of Financial Condition as of December 31, 2015 and 2014:

December 31, 2015

						Average
						number of
						contracts
						outstanding
	Long	Long	Short	Short	Net	for the year
	Unrealized	Unrealized	Unrealized	Unrealized	Unrealized	(absolute
Futures and forward contracts	Gain	Loss	Gain	Loss	Gain/(Loss)	quantity)

Commodity	$429,652	$(727,416)	$2,330,691	$(1,165,217)	$867,710	3,656
Equity	126,263	(232,646)	70,696	(188,714)	(224,401)	800
Foreign currency	274,905	(225,374)	1,359,288	(414,808)	994,011	1,249
Interest rate	292,472	(474,575)	116,114	(128,064)	(194,053)	4,400

Total	$1,123,292	$(1,660,011)	$3,876,789	$(1,896,803)	$1,443,267

December 31, 2014

						Average
						number of
						contracts
						outstanding
	Long	Long	Short	Short	Net	for the year
	Unrealized	Unrealized	Unrealized	Unrealized	Unrealized	(absolute
Futures and forward contracts	Gain	Loss	Gain	Loss	Gain/(Loss)	quantity)

Commodity	$282,336	$(2,191,868)	$4,475,726	$(216,133)	$2,350,061	4,302
Equity	515,619	(278,910)	7,778	(105,700)	138,787	1,107
Foreign currency	161,381	(109,346)	1,083,928	(92,427)	1,043,536	1,707
Interest rate	3,045,534	(116,781)	2,250	(905)	2,930,098	4,621

Total	$4,004,870	$(2,696,905)	$5,569,682	$(415,165)	$6,462,482

The effect of Trading Activities on Spectrum Technical’s Statements of Financial Condition as of December 31, 2015 and 2014:

December 31, 2015

Futures and forward contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average number of contracts outstanding for the year (absolute quantity)

Commodity	$102,448	$(77,653)	$830,467	$(1,050,646)	$(195,384)	1,422
Equity	121,445	(119,784)	22,245	(51,123)	(27,217)	525
Foreign currency	471,016	(864,767)	1,395,892	(768,935)	233,206	835
Interest rate	167,804	(575,256)	36,901	(29,632)	(400,183)	2,563

Total	$862,713	$(1,637,460)	$2,285,505	$(1,900,336)	$(389,578)

December 31, 2014
Futures and forward contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average number of contracts outstanding for the year (absolute quantity)

Commodity	$35,163	$(640,745)	$1,817,116	$(81,599)	$1,129,935	1,561
Equity	713,684	(173,835)	17,967	(76,616)	481,200	1,203
Foreign currency	267,933	(1,043,641)	1,855,362	(290,158)	789,496	1,355
Interest rate	1,829,953	(149,230)	8,276	(19,163)	1,669,836	4,328

Total	$2,846,733	$(2,007,451)	$3,698,721	$(467,536)	$4,070,467

The following tables indicate the trading gains and losses by market sector, on derivative instruments of Spectrum Select and Spectrum Technical for the years ended December 31, 2015, 2014 and 2013, respectively.

Spectrum Select

	2015		2014		2013
Sector
Commodity	$(1,071,073)		$11,295,753		$(8,240,610)
Equity	(2,848,607)		(3,990,077)		17,236,173
Foreign currency	2,577,114		4,185,603		583,533
Interest rate	(132,336)		9,213,718		(3,637,449)

Total	$(1,474,902)	*	$20,704,997	*	$5,941,647	*

Spectrum Technical

	2015		2014		2013
Sector
Commodity	$5,162,412		$3,173,650		$1,447,554
Equity	(769,729)		3,873,373		16,778,460
Foreign currency	1,503,142		(6,217,792)		1,928,787
Interest rate	344,021		20,943,980		(10,210,043)

Total	$6,239,846	*	$21,773,211	*	$9,944,758	*

* This amount is included in “Total trading results” in the respective Partnership’s Statements of Income and Expenses.